LAND USE RIGHTS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 15, 2013 Altira Macau - Taipa Land [Member]	Jul. 31, 2013 Altira Macau - Taipa Land [Member]	Jan. 31, 2013 Altira Macau - Taipa Land [Member]	Dec. 31, 2013 Altira Macau - Taipa Land [Member]	Oct. 16, 2013 City of Dreams - Cotai Land [Member]	Oct. 17, 2013 City of Dreams - Cotai Land [Member]	Mar. 31, 2013 City of Dreams - Cotai Land [Member]	Dec. 31, 2013 City of Dreams - Cotai Land [Member]	Jun. 30, 2012 Studio City - Studio City Land [Member]	Dec. 31, 2013 Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Expiry dates of leases of land use rights							March 2031				August 2033		October 2026
Additional land premium					$ 2,449	$ 2,449			$ 23,344	$ 23,344		$ 35,316
Payment for land use rights	$ 64,297	$ 53,830	$ 15,271	$ 2,449				$ 8,736